Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net of allowances (in Dollars)	$ 268	$ 272
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Dollars)	$ 5,000,000	$ 5,000,000
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	16,478,253	3,570,894
Common stock, shares outstanding	16,478,252	3,570,893
Treasury stock	1	1
Previously Reported
Accounts receivable, net of allowances (in Dollars)		$ 231	$ 272
Mezzanine equity, convertible preferred stock, shares authorized			55,400,000
Preferred stock par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized (in Dollars)		$ 5,000,000	$ 5,000,000
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		3,570,894	1,730,141
Common stock, shares outstanding		3,570,893	1,730,140
Treasury stock		1	1
Series7 Convertible Preferred Stock
Mezzanine equity, convertible preferred stock, shares outstanding	0	0
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series7 Convertible Preferred Stock | Previously Reported
Mezzanine equity, convertible preferred stock, shares authorized		58,750	58,750
Mezzanine equity, convertible preferred stock, shares issued		0	49,250
Mezzanine equity, convertible preferred stock, shares outstanding		0	49,250
Series8 Convertible Preferred Stock
Preferred stock, shares outstanding	0	0
Series8 Convertible Preferred Stock | Previously Reported
Mezzanine equity, convertible preferred stock, shares authorized		53,197.7234	53,197.7234
Mezzanine equity, convertible preferred stock, shares issued		0	0
Mezzanine equity, convertible preferred stock, shares outstanding		0	0
Series 4 Convertible Preferred Stock
Preferred stock, shares authorized	10,415	10,415
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Series 4 Convertible Preferred Stock | Previously Reported
Preferred stock, shares authorized		10,415	10,415
Preferred stock, shares issued		1	1
Preferred stock, shares outstanding		1	1
Series 5 Convertible Preferred Stock
Preferred stock, shares authorized	12,000	12,000
Preferred stock, shares issued	126	126
Preferred stock, shares outstanding	126	126
Series 5 Convertible Preferred Stock | Previously Reported
Preferred stock, shares authorized		12,000	12,000
Preferred stock, shares issued		126	126
Preferred stock, shares outstanding		126	126